Vessel Operating Expenses and Voyage Expenses	12 Months Ended
Dec. 31, 2022
Vessel Operating Expenses and Voyage Expenses [Abstract]
Vessel Operating Expenses and Voyage Expenses
13.	Vessel Operating Expenses and Voyage Expenses:

The amounts in the accompanying consolidated statements of comprehensive (loss)/income are analyzed as follows:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Vessel Operating Expenses	2020	2021	2022
Crew & crew related costs	3,753,578	21,532,311	33,882,972
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,314,260	9,828,139	16,182,372
Lubricants	429,967	2,375,901	3,534,957
Insurances	507,885	3,126,169	4,721,191
Tonnage taxes	131,674	592,701	1,228,678
Other	310,075	1,748,250	3,417,674
Total Vessel operating expenses	$7,447,439	$39,203,471	$62,967,844

	Year ended December 31,	Year ended December 31,	Year ended December 31,
Voyage expenses	2020	2021	2022
Brokerage commissions	158,538	1,733,639	3,504,453
Brokerage commissions- related party	29,769	1,671,145	3,381,564
Port & other expenses	173,645	4,520,584	6,652,844
Bunkers consumption	321,252	7,742,450	23,143,236
Gain on bunkers	(98,499)	(2,717,035)	(3,641,407)
Total Voyage expenses	$584,705	$12,950,783	$33,040,690